Other information (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 26, 2020	Dec. 31, 2019
Restricted Net Assets [Abstract]
Restricted net assets		$ 789
Subsequent Events [Member]
Subsequent Events [Abstract]
Dividends approved (in dollars per share)	$ 0.41
Dividend approved expected date to be paid	Mar. 23, 2020